Offerings - Offering: 1	Jan. 06, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.02 par value per share
Amount Registered | shares	1,474,937
Proposed Maximum Offering Price per Unit | shares	72.71
Maximum Aggregate Offering Price | $	$ 107,242,669.27
Fee Rate	0.01531%
Amount of Registration Fee | $	$ 16,418.86
Offering Note
(1)
The shares of common stock will be offered for resale by the selling stockholders named in the registration statement pursuant to the prospectus contained therein. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the registration statement also covers such additional number of shares of common stock issuable upon stock splits, stock dividends, reclassifications, recapitalizations, combinations or similar events, with respect to the shares of common stock being registered pursuant to this registration statement.

(2)
Estimated solely for the purpose of calculating the amount of the registration fee in accordance with Rule 457(c) under the Securities Act. The proposed maximum offering price per share and proposed maximum aggregate offering price are based upon the average of the high $74.35 and low $71.07 sales prices of the registrant’s common stock on January 2, 2025, as reported on the New York Stock Exchange.